NOTE 7: INTANGIBLE ASSETS (Details - Intangible Assets) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Intangible Assets at beginning	$ 249,996
Impairment loss	(64,200)	$ 0	$ (64,800)
Intangible Assets at end	71,617	249,996
Cost [Member]
Statement Line Items [Line Items]
Intangible Assets at beginning	506,093	506,093	570,893
Impairment loss	(64,200)		(64,800)
Expenditures		0
Intangible Assets at end	441,893	506,093	506,093
Cost [Member] | Patient records [member]
Statement Line Items [Line Items]
Intangible Assets at beginning	292,093	292,093	356,893
Impairment loss	0		(64,800)
Expenditures		0
Intangible Assets at end	292,093	292,093	292,093
Cost [Member] | Trademarks and domain names [member]
Statement Line Items [Line Items]
Intangible Assets at beginning	141,000	141,000	141,000
Impairment loss	(42,300)		0
Expenditures		0
Intangible Assets at end	98,700	141,000	141,000
Cost [Member] | Management Software [member]
Statement Line Items [Line Items]
Intangible Assets at beginning	73,000	73,000	73,000
Impairment loss	(21,900)		0
Expenditures		0
Intangible Assets at end	51,100	73,000	73,000
Accumulated depreciation and amortization and impairment losses [Member]
Statement Line Items [Line Items]
Intangible Assets at beginning	(256,097)	(156,593)	(57,090)
Amortization	(114,179)	(99,504)	(99,503)
Intangible Assets at end	(370,276)	(256,097)	(156,593)
Accumulated depreciation and amortization and impairment losses [Member] | Patient records [member]
Statement Line Items [Line Items]
Intangible Assets at beginning	(149,097)	(92,393)	(35,690)
Amortization	(71,379)	(56,704)	(56,703)
Intangible Assets at end	(220,476)	(149,097)	(92,393)
Accumulated depreciation and amortization and impairment losses [Member] | Trademarks and domain names [member]
Statement Line Items [Line Items]
Intangible Assets at beginning	(70,500)	(42,300)	(14,100)
Amortization	(28,200)	(28,200)	(28,200)
Intangible Assets at end	(98,700)	(70,500)	(42,300)
Accumulated depreciation and amortization and impairment losses [Member] | Management Software [member]
Statement Line Items [Line Items]
Intangible Assets at beginning	(36,500)	(21,900)	(7,300)
Amortization	(14,600)	(14,600)	(14,600)
Intangible Assets at end	$ (51,100)	$ (36,500)	$ (21,900)